Notes Payable - Related Party	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Notes Payable - Related Party

6. Notes Payable – Related Party

At December 31,2018, the Company entered into a loan and promissory note with Joseph C. Visconti, the CEO and majority shareholder of the Company. The principal amount of the loan was $525,500, together with a simple interest rate of 6% on the balance of principal remaining unpaid. During the years ended December 31, 2020 and 2019, the Company repaid $497,650 and $0, respectively. At December 31, 2020 and 2019, the outstanding amount of the note payable was $27,850 and $525,500, respectively. Accrued interest at December 31, 2020 and 2019, amounted to $62,317 and $31,530, respectively. Subsequent to year end, the note has been paid in full.